Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Noncontrolling interest
Beginning Balances at Dec. 31, 2008	$ 508,007	$ 476	$ 166,744	$ (224)	$ 282,613	$ 58,398
Beginning Balances (in shares) at Dec. 31, 2008		47,604,740
Dividends to shareholders ($1.28, $0.99 and $0.92 per common share in 2011, 2010 and 2009)	(43,940)				(43,940)
Restricted share units vested (in shares)		156,031
Restricted share units vested		2	(2)
Long-term incentive compensation expense	3,493		3,493
Tax benefit from restricted share units vested	262		262
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	90,776				90,776
Net income attributable to noncontrolling interest	14,554					14,554
Foreign currency translation adjustments	113			113
Total comprehensive income	105,443
Ending Balances at Dec. 31, 2009	573,265	478	170,497	(111)	329,449	72,952
Ending Balances (in shares) at Dec. 31, 2009		47,760,771
Dividends to shareholders ($1.28, $0.99 and $0.92 per common share in 2011, 2010 and 2009)	(47,631)				(47,631)
Restricted share units vested (in shares)		193,241
Restricted share units vested		2	(2)
Exercise of share options (in shares)		364,046
Exercise of share options	5,033	3	5,030
Long-term incentive compensation expense	5,457		5,457
Tax benefit from restricted share units vested	620		620
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	120,031				120,031
Net income attributable to noncontrolling interest	13,733					13,733
Foreign currency translation adjustments	59			59
Total comprehensive income	133,823
Ending Balances at Dec. 31, 2010	670,567	483	181,602	(52)	401,849	86,685
Ending Balances (in shares) at Dec. 31, 2010		48,318,058
Dividends to shareholders ($1.28, $0.99 and $0.92 per common share in 2011, 2010 and 2009)	(62,549)				(62,549)
Restricted share units vested (in shares)		274,172
Restricted share units vested		3	(3)
Exercise of share options (in shares)		358,884
Exercise of share options	6,065	4	6,061
Long-term incentive compensation expense	6,177		6,177
Tax benefit from restricted share units vested	3,633		3,633
Capital restructuring	(144,832)		(43,010)			(101,822)
Capital contributions from noncontrolling interest	1,823					1,823
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	189,606				189,606
Net income attributable to noncontrolling interest	14,412					14,412
Foreign currency translation adjustments	24			24
Total comprehensive income	204,042
Ending Balances at Dec. 31, 2011	$ 684,926	$ 490	$ 154,460	$ (28)	$ 528,906	$ 1,098
Ending Balances (in shares) at Dec. 31, 2011		48,951,114